Lease	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
LEASE

NOTE 9 – LEASE

The Company has several operating leases for manufacturing facilities and offices. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Rent expense for the years ended December 31, 2020, 2019 and 2018 was $188,802, $256,693 and $233,921, respectively.

The Company’s operating leases primarily include leases for office space and manufacturing facilities. The current portion of operating lease liabilities and the non-current portion of operating lease liabilities are presented on the consolidated balance sheet. Total lease expense amounted to $188,802, which included $23,331 of interest and $161,128 of amortization expense of ROU assets. Total cash paid for operating leases amounted to $201,173 for the year ended December 31, 2020. Supplemental balance sheet information related to operating leases is as follows:

December 31, 2020
Right-of-use assets	$376,502

Operating lease liabilities - current	$125,885
Operating lease liabilities - non-current	241,606
Total operating lease liabilities	$367,491

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2020:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.91
Weighted average discount rate	7.42%

The following is a schedule of maturities of lease liabilities as of December 31, 2020:

2021	$143,251
2022	138,983
2023	114,331
Total lease payments	-
Less: imputed interest	29,074
Present value of lease liabilities	$367,491